UNITED AUTO GROUP, INC.
2555 Telegraph Road
Bloomfield Hills, Michigan 48302
March 30, 2007
VIA EDGAR
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:	United Auto Group, Inc.
Registration Statement on Form S-4
Ladies and Gentlemen:
     Attached for filing with the Securities and Exchange Commission (the “Commission”) on behalf of United Auto Group, Inc., a Delaware corporation (the “Company”), is a Registration Statement on Form S-4 relating to the Company’s offer to exchange its 7.75% Senior Subordinated Notes due 2016 for an equal principal amount of its unregistered 7.75% Senior Subordinated Notes due 2016, of which $375,000,000 in principal amount at maturity was issued on December 4, 2006 and is outstanding on the date hereof.
     The filing fee of $11,512 was wired on March 30, 2007 to the Commission’s account at Mellon Bank, Pittsburgh, Pennsylvania.
     Pursuant to Rule 461 under the Securities Act, the Company intends to make an oral request for acceleration of the effectiveness of the Registration Statement, and the Company is aware of its obligations under the Securities Act.
     Please contact the undersigned at (248) 648-2560 if you have any questions concerning the filing.

Very truly yours,
/s/ SHANE M. SPRADLIN

Shane M. Spradlin

Attachment
cc:      Robert T. O’Shaughnessy, Chief Financial Officer